Fair Value Measurements And Disclosure (Long-Term Debt And Other Financial Instruments) (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures		$ 162,526	$ 122,381
Bank borrowings	[1]	2	4
Carrying Amount [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	[2]	162,526	122,381
Bank borrowings		2	4
Investment securities		2,447	2,587
Fair Value [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Bank borrowings		2	4
Investment securities		2,447	2,587
Fair Value [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	[2]	$ 171,938	$ 128,726

[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.
[2]	Includes credit agreement borrowings.